Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment, Net

Property, plant and equipment, net are summarized as follows:

	December 31,
	2014	2013
Refrigeration equipment	$47,789,991	$35,649,423
Machinery and equipment	19,677,778	20,767,207
Building and improvements	9,985,917	9,892,291
Furniture and office equipment	1,826,249	1,727,248
Leasehold improvements	627,962	1,474,741
Construction in progress	1,941,754	143,274
Automotive equipment	314,885	313,930
	82,164,536	69,968,114
Less: Accumulated depreciation and amortization	(24,338,575)	(21,204,082)
	$57,825,961	$48,764,032